SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Apr. 30, 2026	Jan. 31, 2026
Debt Disclosure [Abstract]
2027	$ 50,000	$ 569,000
2028	394,000
2029
2030
2031
Thereafter
Total	$ 444,000	$ 569,000